CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (317.6)	$ (299.1)	$ (190.9)
Unrealized (loss) gain from marketable securities	0.0	(6.4)	0.6
Unrealized gain from marketable securities reclassified to other financial income, net in the Statement of Operations	0.0	12.0	0.0
Other comprehensive income (loss)	0.0	5.6	0.6
Total comprehensive loss	(317.6)	(293.5)	(190.3)
Comprehensive loss attributable to
Shareholders of Borr Drilling Limited	(317.6)	(292.0)	(189.9)
Non-controlling interest	0.0	(1.5)	(0.4)
Total comprehensive loss	$ (317.6)	$ (293.5)	$ (190.3)